Morse, Zelnick, Rose & Lander

A LIMITED LIABILITY PARTNERSHIP

405 PARK AVENUE

NEW YORK, NEW YORK 10022-4405

212-838-1177

FAX – 212-838-9190

July 30, 2012

WRITER’S DIRECT LINE

(212) 838-4175

United States Securities and Exchange Commission

Division of Corporation Finance

Washington, D.C. 20549

Attn: Mara L. Ransom, Assistant Director

Re: Zunicom, Inc.

Amendment No.3 to Schedule 13E-3 filed by

Zunicom, Inc., William Tan and John Rudy

Filed July 10, 2012

File No. 005-50405

Amendment No. 3 to Preliminary Information Statement on Schedule 14C

Filed July 10, 2012

File No. 000-27210

Dear Sirs:

This letter is in response to the Staff’s comment letter dated July 17, 2012 regarding the Schedule 13E-3 and the Preliminary Information Statement on Schedule 14C. Our responses are keyed to the number of each comment in your letter. For the convenience of the Staff’s review, we have set forth the comment contained in the letter above each respective response.

General

1.	We note that pursuant to Section 6.202(b) of the Texas Business Organizations Code, a company may take action by less than unanimous written consent of its shareholders if the company’s certificate of formation authorizes such means of taking action. Please confirm to us that the company’s certificate of formation permits such means of taking action.

Article 10 of the company’s Articles of Incorporation provide that the Company may take action by less than unanimous written consent of shareholders.

Fairness of the Reverse/Forward Stock Split to Shareholders, page 21 Board Determination of Fairness of the Reverse/Forward Stock Split to Shareholders, page 23 Procedural Fairness, page 23

2.	We note your response to comment 9. The disclosure continues to be unclear on why you did not condition the transaction on the approval of a majority of unaffiliated shareholders. Your indication that shareholders “shall decide whether or not to approve [the transaction]” implies that unaffiliated shareholders have the opportunity to vote on the transaction, when they don’t. Please revise to remove this statement and, notwithstanding the fact that state law does not require unaffiliated shareholder’s approval, explain why you determined not to seek such approval. While we appreciate that state law does not require unaffiliated stockholder’s approval, that does not explain why, in the exercise of your fiduciary duties and with a view to ensuring procedural fairness, you otherwise determined that such approval was unnecessary.

See Revised Disclosure.

Sincerely,

_____________________________

/s/ George Lander